Share-Based Compensation	12 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Share-based compensation

Note 15. Share-based compensation

2025 Equity Incentive Plan

On September 23, 2025, the Board of Directors and compensation committee of the Company approved and adopted an equity incentive plan (“2025 Equity Incentive Plan”), which became effective on September 23, 2025. The 2025 Equity Incentive Plan provides up to 20,000,000 Class A Ordinary shares that may be issued pursuant to awards granted under the 2025 Equity Incentive Plan.

As of June 30, 2026, the cumulative grants totaled 7,320,000 Class A Ordinary Shares, comprising 7,320,000 RSUs, of which cumulative 1,315,000 Class A Ordinary Shares were exercised and issued, leaving 6,005,000 Class A Ordinary Shares reserved for issuance and 12,680,000 Class A Ordinary Shares available for future grants.

Share-based compensation such as individually or collectively, any incentive stock option, nonqualified stock option, stock appreciation right, restricted stock, restricted stock unit (“RSUs”), stock bonus award and performance compensation award may be granted to any directors, officers, managers, employees, consultants and advisors (and prospective directors, officers, managers, employees, consultants and advisors) of the Company and its affiliates under 2025 Equity Incentive Plan.

Restricted Stock Units

Pursuant to the employment agreement dated October 16, 2025, the Company granted a RSU award of 3,600,000 Class A Ordinary shares to the employee, which vests over the service term of three years so long as the employee remains employed by the Company starting from October 16, 2025.

Pursuant to the employment agreement dated February 1, 2026, the Company granted a RSU award of 3,600,000 Class A Ordinary shares to the employee, which vests over the service term of three years so long as the employee remains employed by the Company starting from February 1, 2026.

Pursuant to the employment agreement dated April 1, 2026, the Company granted a RSU award of 120,000 Class A Ordinary shares to the employee, which vests over the service term of two years so long as the employee remains employed by the Company starting from April 1, 2026.

During the year ended June 30, 2026, the Company issued in aggregate of 1,315,000 RSUs to the employees. These RSUs were vested immediately upon issuance.

A summary of the changes in the RSUs relating to Class A Ordinary shares granted by the Company during the year ended June 30, 2026 is as follows:

	Number of RSUs	Weighted average grant date fair value
Awarded and unvested as of July 1, 2025	—	$—
Granted	7,320,000	1.0
Vested	(1,315,000)	1.0
Awarded and unvested as of June 30, 2026	6,005,000	$1.0

The fair values of the RSUs at the grant date are determined with reference to the fair value of the underlying shares (i.e. closing price of the Company’s share as at grant date).

As of June 30, 2026 and 2025, there were unrecognized compensation costs of $6,083,370 and nil, respectively, related to all outstanding unvested RSUs expected to be recognized over a weighted-average period of approximately 1.3 years and nil, respectively.

The Company recognized the share-based compensation related to these RSUs on a straight-line basis over the vesting periods. For the years ended June 30, 2026, 2025 and 2024, the Company recognized share-based compensation expense of $1,270,710, nil and nil, respectively, in connection with the above RSU awards included in general administrative expenses in the consolidated statements of operations.

Share options

On October 16, 2025, the Company granted 3,600,000 share options to an employee, at an exercise price of $0.40. The vesting schedule of these share options is 300,000 share options per month being vested from November 1, 2025, to October 1, 2026.

On February 1, 2026, the Company granted 3,600,000 share options to an employee, at an exercise price of $0.40. The vesting schedule of these share options is 300,000 share options per month being vested from February 1, 2026, to January 1, 2027.

The Company recognizes share-based compensation expenses related to these options on a straight-line basis over the vesting periods. For the years ended June 30, 2026, 2025 and 2024, the Company recognized share-based compensation expenses of $2,709,004, nil and nil, respectively, included in general administrative expenses in the consolidated statements of operations. As of June 30, 2026 and 2025, there were unrecognized share-based compensation costs of $2,103,995 and nil, respectively, related to all outstanding share options expected to be recognized over a weighted-average period of approximately 0.3 years and nil, respectively.

The following table summarized the share option activities for the year ended June 30, 2026:

	Number of share options	Weighted average grant date fair value	Weighted average remaining contract life (in years)
Share options outstanding as of July 1, 2025	—	$—	—
Granted	7,200,000	0.67	10.00
Exercised	—	—	—
Share options outstanding as of June 30, 2026	7,200,000	$0.67	9.45
Vested and exercisable as of June 30, 2026	3,900,000	$0.63	9.41

The fair value of the share options at the grant date was estimated at $4,812,999 using the binomial option pricing model. Inherent in these valuations are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Ordinary Shares based on historical and implied volatilities of selected peer companies as well as its own that match the expected remaining life of the share options. The risk-free interest rate is based on the yield of the US Treasury Active Curve with maturity life similar to the period between respective grant dates and respective maturity dates of the share options. The expected life of the share options is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates it to remain at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s share options at their measurement date:

	As of October 16, 2025	As of February 1, 2026
Volatility	48.38%	48.20%
Stock price ($)	0.84	1.149
Time to maturity (in year)	10	10
Risk free rate	3.975%	4.237%
Dividend yield	0.00%	0.00%